UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,601	$69,900
Hexcel Corp.*	1,582	40,800
Rockwell Collins, Inc.	2,436	120,216
Spirit AeroSystems Holdings, Inc.*	1,920	45,754
		276,670

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	2,724	159,436
Expeditors International of Washington, Inc.	3,548	137,485
FedEx Corp.	4,896	448,523
United Parcel Service, Inc., Class B	11,994	944,647
		1,690,091

Airlines - 0.3%
Alaska Air Group, Inc.*	1,162	41,716
Delta Air Lines, Inc.*	14,076	154,132
JetBlue Airways Corp.*	3,981	21,099
Southwest Airlines Co.	12,738	117,445
US Airways Group, Inc.*	2,618	34,898
		369,290

Auto Components - 0.5%
BorgWarner, Inc.*	1,902	124,752
Gentex Corp.	2,331	48,648
Johnson Controls, Inc.	11,318	313,622
Tenneco, Inc.*	971	26,042
TRW Automotive Holdings Corp.*	1,722	63,301
Visteon Corp.*	870	32,625
WABCO Holdings, Inc.*	1,089	57,641
		666,631

Automobiles - 0.6%
Ford Motor Co.	61,863	593,266
Harley-Davidson, Inc.	3,869	176,930
		770,196

Beverages - 3.6%
Dr Pepper Snapple Group, Inc.	3,487	152,556
Monster Beverage Corp.*	2,544	181,133
PepsiCo, Inc.	25,948	1,833,486
The Coca-Cola Co.	34,661	2,710,143
		4,877,318

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	3,188	316,568
Alkermes plc*	1,613	27,373
Amgen, Inc.	12,907	942,727
Amylin Pharmaceuticals, Inc.*	2,423	68,401
Biogen Idec, Inc.*	4,015	579,686
Cepheid, Inc.*	1,088	48,688
Cubist Pharmaceuticals, Inc.*	1,051	39,843
Dendreon Corp.*	2,555	18,907
Gilead Sciences, Inc.*	12,466	639,257
Human Genome Sciences, Inc.*	3,828	50,262
Incyte Corp.*	1,582	35,911
InterMune, Inc.*	976	11,663
Myriad Genetics, Inc.*	1,471	34,966
Onyx Pharmaceuticals, Inc.*	1,054	70,038
Regeneron Pharmaceuticals, Inc.*	1,212	138,435
United Therapeutics Corp.*	809	39,948
Vertex Pharmaceuticals, Inc.*	3,503	195,888
		3,258,561

Building Products - 0.2%
A.O. Smith Corp.	626	30,605
Lennox International, Inc.	833	38,843
Masco Corp.	5,964	82,721
Owens Corning*	1,885	53,798
		205,967

Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	854	93,470
Bank of New York Mellon Corp.	20,061	440,339
BlackRock, Inc.	1,690	286,996
Charles Schwab Corp.	17,145	221,685
E*Trade Financial Corp.*	4,165	33,487
Eaton Vance Corp.	1,856	50,019
Federated Investors, Inc., Class B	1,730	37,800
Franklin Resources, Inc.	2,432	269,928
Goldman Sachs Group, Inc.	6,925	663,830
Greenhill & Co., Inc.	478	17,041
Invesco Ltd.	7,483	169,116
Janus Capital Group, Inc.	3,089	24,156
Jefferies Group, Inc.	2,461	31,968
Legg Mason, Inc.	2,157	56,880
Northern Trust Corp.	3,617	166,454
SEI Investments Co.	2,343	46,602
State Street Corp.	8,191	365,646
Stifel Financial Corp.*	865	26,729
T. Rowe Price Group, Inc.	4,206	264,810
TD Ameritrade Holding Corp.	3,663	62,271
Waddell & Reed Financial, Inc.	1,428	43,240
		3,372,467

Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,306	266,893
Airgas, Inc.	1,082	90,899
Cabot Corp.	943	38,380
Ecolab, Inc.	4,358	298,654
International Flavors & Fragrances, Inc.	1,311	71,843
Praxair, Inc.	4,952	538,431
Sensient Technologies Corp.	829	30,449
Sigma-Aldrich Corp.	1,713	126,642
		1,462,191

Commercial Banks - 5.0%
Associated Banc-Corp.	2,869	37,842
Bank of Hawaii Corp.	760	34,922
BB&T Corp.	11,514	355,207
BOK Financial Corp.	433	25,201
CapitalSource, Inc.	4,390	29,501
CIT Group, Inc.*	3,319	118,289
City National Corp.	786	38,184
Comerica, Inc.	3,223	98,978
Commerce Bancshares, Inc.	1,475	55,902
Cullen/Frost Bankers, Inc.	960	55,190
East West Bancorp, Inc.	2,404	56,398
Fifth Third Bancorp	15,265	204,551
First Horizon National Corp.	4,353	37,653
First Niagara Financial Group, Inc.	5,838	44,661
FirstMerit Corp.	1,813	29,951
Fulton Financial Corp.	3,246	32,428
Hancock Holding Co.	1,251	38,080
Huntington Bancshares, Inc.	14,291	91,462
IBERIABANK Corp.	487	24,569
KeyCorp	15,782	122,153
M&T Bank Corp.	2,091	172,654
PNC Financial Services Group, Inc.	8,731	533,551
Popular, Inc.*	1,662	27,606
Prosperity Bancshares, Inc.	776	32,615
Regions Financial Corp.	23,459	158,348
Signature Bank*	766	46,703
SunTrust Banks, Inc.	8,920	216,132
SVB Financial Group*	733	43,042
Synovus Financial Corp.	12,118	23,994
TCF Financial Corp.	2,422	27,805
UMB Financial Corp.	558	28,586
Umpqua Holdings Corp.	1,841	24,228
US Bancorp	31,733	1,020,533
Valley National Bancorp	3,177	33,676
Webster Financial Corp.	1,188	25,732
Wells Fargo & Co.	82,707	2,765,722
Westamerica Bancorporation	469	22,132
Zions Bancorporation	2,985	57,969
		6,792,150

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	1,706	46,642
Covanta Holding Corp.	1,848	31,693
Herman Miller, Inc.	964	17,853
Pitney Bowes, Inc.	3,055	45,734
RR Donnelley & Sons Co.	3,018	35,522
United Stationers, Inc.	675	18,191
		195,635

Communications Equipment - 3.0%
Acme Packet, Inc.*	876	16,337
Adtran, Inc.	1,056	31,881
Arris Group, Inc.*	1,858	25,845
Aruba Networks, Inc.*	1,720	25,886
Ciena Corp.*	1,637	26,798
Cisco Systems, Inc.	89,224	1,531,976
F5 Networks, Inc.*	1,318	131,220
Harris Corp.	1,888	79,013
InterDigital, Inc.	683	20,155
JDS Uniphase Corp.*	3,737	41,107
Juniper Networks, Inc.*	8,791	143,381
Motorola Solutions, Inc.	4,899	235,691
Plantronics, Inc.	690	23,046
Polycom, Inc.*	2,692	28,320
QUALCOMM, Inc.	28,452	1,584,207
Riverbed Technology, Inc.*	2,631	42,491
Tellabs, Inc.	5,458	18,175
Viasat, Inc.*	677	25,570
		4,031,099

Computers & Peripherals - 8.6%
Apple, Inc.*	15,387	8,986,008
Dell, Inc.*	25,770	322,640
Diebold, Inc.	1,001	36,947
EMC Corp.*	34,849	893,180
Hewlett-Packard Co.	32,978	663,188
Lexmark International, Inc.	1,180	31,364
NCR Corp.*	2,610	59,325
NetApp, Inc.*	6,044	192,320
QLogic Corp.*	1,584	21,685
SanDisk Corp.*	4,043	147,489
Seagate Technology plc	6,351	157,060
Western Digital Corp.*	3,869	117,927
		11,629,133

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	26,073
EMCOR Group, Inc.	1,057	29,406
Quanta Services, Inc.*	3,442	82,849
		138,328

Construction Materials - 0.0%
Eagle Materials, Inc.	745	27,818

Consumer Finance - 1.4%
American Express Co.	17,085	994,518
Capital One Financial Corp.	9,632	526,485
Discover Financial Services	8,825	305,169
SLM Corp.	8,095	127,172
		1,953,344

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	51,152
Ball Corp.	2,594	106,484
Bemis Co., Inc.	1,716	53,779
Owens-Illinois, Inc.*	2,662	51,031
Sealed Air Corp.	2,962	45,733
Sonoco Products Co.	1,664	50,170
		358,349

Distributors - 0.1%
Genuine Parts Co.	2,583	155,626

Diversified Consumer Services - 0.1%
Coinstar, Inc.*	493	33,849
DeVry, Inc.	987	30,568
ITT Educational Services, Inc.*	463	28,127
Sotheby's	1,117	37,263
Strayer Education, Inc.	189	20,605
Weight Watchers International, Inc.	304	15,674
		166,086

Diversified Financial Services - 3.3%
Bank of America Corp.	178,128	1,457,087
CME Group, Inc.	1,063	285,001
IntercontinentalExchange, Inc.*	1,205	163,856
JPMorgan Chase & Co.	63,065	2,253,312
Moody's Corp.	3,218	117,618
NYSE Euronext	4,274	109,329
The NASDAQ OMX Group, Inc.	2,242	50,826
		4,437,029

Diversified Telecommunication Services - 3.1%
AboveNet, Inc.*	371	31,164
AT&T, Inc.	97,309	3,470,039
CenturyLink, Inc.	10,310	407,142
Frontier Communications Corp.	16,559	63,421
Level 3 Communications, Inc.*	2,727	60,403
tw telecom, Inc.*	2,517	64,586
Windstream Corp.	9,765	94,330
		4,191,085

Electric Utilities - 0.2%
Cleco Corp.	1,013	42,374
Hawaiian Electric Industries, Inc.	1,564	44,605
IDACORP, Inc.	825	34,716
ITC Holdings Corp.	836	57,609
OGE Energy Corp.	1,636	84,729
Portland General Electric Co.	1,246	33,218
		297,251

Electrical Equipment - 1.1%
Acuity Brands, Inc.	699	35,586
AMETEK, Inc.	2,668	133,160
Belden, Inc.	752	25,079
Brady Corp.	763	20,990
Cooper Industries plc	2,632	179,450
Emerson Electric Co.	12,203	568,416
General Cable Corp.*	778	20,181
GrafTech International Ltd.*	2,138	20,632
Hubbell, Inc., Class B	878	68,431
Regal-Beloit Corp.	666	41,465
Rockwell Automation, Inc.	2,384	157,487
Roper Industries, Inc.	1,617	159,404
		1,430,281

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	2,703	148,449
Anixter International, Inc.	477	25,305
Arrow Electronics, Inc.*	1,854	60,830
Avnet, Inc.*	2,407	74,280
Corning, Inc.	25,187	325,668
Dolby Laboratories, Inc.*	883	36,468
Flextronics International Ltd.*	11,402	70,692
FLIR Systems, Inc.	2,516	49,062
Ingram Micro, Inc.*	2,546	44,478
Itron, Inc.*	637	26,270
Jabil Circuit, Inc.	3,195	64,954
Molex, Inc.	1,035	24,778
National Instruments Corp.	1,544	41,472
TE Connectivity Ltd.	7,090	226,242
Tech Data Corp.*	662	31,888
Trimble Navigation Ltd.*	2,070	95,241
Vishay Intertechnology, Inc.*	2,309	21,774
		1,367,851

Energy Equipment & Services - 0.6%
Bristow Group, Inc.	555	22,572
Cameron International Corp.*	4,088	174,598
CARBO Ceramics, Inc.	322	24,707
Core Laboratories NV	788	91,329
Dril-Quip, Inc.*	582	38,173
Exterran Holdings, Inc.*	1,002	12,776
FMC Technologies, Inc.*	3,983	156,253
Helix Energy Solutions Group, Inc.*	1,707	28,012
Key Energy Services, Inc.*	2,356	17,906
Lufkin Industries, Inc.	557	30,256
Noble Corp.*	4,350	141,506
SEACOR Holdings, Inc.*	350	31,283
Tidewater, Inc.	822	38,108
Unit Corp.*	796	29,364
		836,843

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	608	35,866
Costco Wholesale Corp.	7,192	683,240
CVS Caremark Corp.	21,269	993,900
Harris Teeter Supermarkets, Inc.	710	29,103
Safeway, Inc.	3,989	72,400
SUPERVALU, Inc.	3,381	17,514
Sysco Corp.	9,811	292,466
United Natural Foods, Inc.*	779	42,736
Walgreen Co.	14,319	423,556
Whole Foods Market, Inc.	2,693	256,697
		2,847,478

Food Products - 1.3%
Campbell Soup Co.	3,237	108,051
Darling International, Inc.*	1,876	30,935
Flowers Foods, Inc.	2,265	52,616
General Mills, Inc.	10,077	388,368
Green Mountain Coffee Roasters, Inc.*	1,964	42,776
H.J. Heinz Co.	5,357	291,314
Ingredion, Inc.	1,236	61,207
J.M. Smucker Co.	1,859	140,392
Kellogg Co.	4,041	199,342
McCormick & Co., Inc.	1,987	120,511
Ralcorp Holdings, Inc.*	908	60,600
The Hershey Co.	2,549	183,604
TreeHouse Foods, Inc.*	593	36,938
		1,716,654

Gas Utilities - 0.4%
AGL Resources, Inc.	1,895	73,431
Atmos Energy Corp.	1,483	52,009
New Jersey Resources Corp.	690	30,091
Oneok, Inc.	3,220	136,238
Piedmont Natural Gas Co., Inc.	1,190	38,306
Questar Corp.	2,881	60,098
South Jersey Industries, Inc.	494	25,179
Southwest Gas Corp.	743	32,432
WGL Holdings, Inc.	851	33,827
		481,611

Health Care Equipment & Supplies - 2.1%
Alere, Inc.*	1,326	25,777
Becton Dickinson & Co.	3,162	236,361
CareFusion Corp.*	3,711	95,299
DENTSPLY International, Inc.	2,345	88,664
Edwards Lifesciences Corp.*	1,911	197,406
Gen-Probe, Inc.*	782	64,280
Haemonetics Corp.*	411	30,459
Hologic, Inc.*	4,276	77,139
IDEXX Laboratories, Inc.*	898	86,325
Intuitive Surgical, Inc.*	655	362,732
Masimo Corp.*	867	19,404
Medtronic, Inc.	17,270	668,867
NuVasive, Inc.*	716	18,158
ResMed, Inc.*	2,412	75,254
Sirona Dental Systems, Inc.*	925	41,634
St. Jude Medical, Inc.	5,204	207,692
Stryker Corp.	4,889	269,384
Teleflex, Inc.	675	41,114
The Cooper Co.'s, Inc.	778	62,053
Thoratec Corp.*	974	32,707
Varian Medical Systems, Inc.*	1,874	113,883
		2,814,592

Health Care Providers & Services - 2.2%
AMERIGROUP Corp.*	794	52,333
AmerisourceBergen Corp.	4,230	166,450
Brookdale Senior Living, Inc.*	1,627	28,863
Cardinal Health, Inc.	5,738	240,996
Catalyst Health Solutions, Inc.*	706	65,969
Centene Corp.*	803	24,218
CIGNA Corp.	4,753	209,132
Coventry Health Care, Inc.	2,361	75,056
DaVita, Inc.*	1,555	152,717
Express Scripts Holding Co.*	13,286	741,757
Health Management Associates, Inc.*	4,217	33,103
Henry Schein, Inc.*	1,499	117,657
HMS Holdings Corp.*	1,413	47,067
Laboratory Corp. of America Holdings*	1,613	149,380
LifePoint Hospitals, Inc.*	768	31,473
Lincare Holdings, Inc.	1,475	50,180
Magellan Health Services, Inc.*	454	20,580
McKesson Corp.	3,906	366,187
Mednax, Inc.*	809	55,449
Owens & Minor, Inc.	1,057	32,376
Patterson Co.'s, Inc.	1,516	52,257
PSS World Medical, Inc.*	907	19,038
Quest Diagnostics, Inc.	2,615	156,638
VCA Antech, Inc.*	1,426	31,343
WellCare Health Plans, Inc.*	709	37,577
		2,957,796

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	2,995	32,736
Cerner Corp.*	2,399	198,301
		231,037

Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	1,284	40,921
Cheesecake Factory, Inc.*	842	26,910
Chipotle Mexican Grill, Inc.*	526	199,854
Darden Restaurants, Inc.	2,106	106,627
Panera Bread Co.*	469	65,397
Starbucks Corp.	12,589	671,246
Vail Resorts, Inc.	588	29,447
Wendy's Co.	5,353	25,266
		1,165,668

Household Durables - 0.4%
D.R. Horton, Inc.	4,606	84,658
Garmin Ltd.	2,045	78,303
Harman International Industries, Inc.	1,163	46,055
Mohawk Industries, Inc.*	916	63,964
PulteGroup, Inc.*	5,599	59,909
Tempur-Pedic International, Inc.*	1,024	23,952
Tupperware Brands Corp.	920	50,379
Whirlpool Corp.	1,276	78,040
		485,260

Household Products - 3.2%
Church & Dwight Co., Inc.	2,331	129,301
Colgate-Palmolive Co.	7,287	758,577
Kimberly-Clark Corp.	6,520	546,180
Procter & Gamble Co.	45,605	2,793,306
The Clorox Co.	2,158	156,369
		4,383,733

Industrial Conglomerates - 1.1%
3M Co.	10,666	955,674
Carlisle Co.'s, Inc.	1,012	53,656
Danaher Corp.	9,543	496,999
		1,506,329

Insurance - 3.4%
ACE Ltd.	5,639	418,019
Aflac, Inc.	7,847	334,204
Alleghany Corp.*	280	95,130
Allied World Assurance Co. Holdings AG	607	48,238
American Financial Group, Inc.	1,397	54,804
Aon plc	5,383	251,817
Arch Capital Group Ltd.*	2,247	89,183
Arthur J. Gallagher & Co.	1,963	68,842
Aspen Insurance Holdings Ltd.	1,174	33,929
Assured Guaranty Ltd.	2,739	38,620
AXIS Capital Holdings Ltd.	2,113	68,778
Brown & Brown, Inc.	1,928	52,576
Cincinnati Financial Corp.	2,529	96,279
CNO Financial Group, Inc.	3,670	28,626
Endurance Specialty Holdings Ltd.	711	27,245
Erie Indemnity Co.	465	33,299
Everest Re Group Ltd.	725	75,030
Fidelity National Financial, Inc.	3,697	71,204
First American Financial Corp.	1,748	29,646
Genworth Financial, Inc.*	7,910	44,771
Hanover Insurance Group, Inc.	728	28,487
Hartford Financial Services Group, Inc.	7,394	130,356
HCC Insurance Holdings, Inc.	1,679	52,721
Lincoln National Corp.	4,737	103,598
Markel Corp.*	160	70,672
PartnerRe Ltd.	1,071	81,043
Platinum Underwriters Holdings Ltd.	578	22,022
Principal Financial Group, Inc.	4,689	122,992
ProAssurance Corp.	484	43,120
Progressive Corp.	9,520	198,302
Protective Life Corp.	1,338	39,351
Prudential Financial, Inc.	8,048	389,765
RenaissanceRe Holdings Ltd.	845	64,228
StanCorp Financial Group, Inc.	711	26,421
The Chubb Corp.	4,488	326,816
Torchmark Corp.	1,636	82,700
Travelers Co.'s, Inc.	6,545	417,833
Unum Group	4,744	90,753
Validus Holdings Ltd.	1,435	45,963
White Mountains Insurance Group Ltd.	99	51,653
Willis Group Holdings plc	2,844	103,777
WR Berkley Corp.	1,865	72,586
XL Group plc	5,173	108,840
		4,634,239

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	5,849	1,335,619
Expedia, Inc.	1,610	77,393
Liberty Media Corp. - Interactive*	9,536	169,645
Netflix, Inc.*	918	62,855
priceline.com, Inc.*	828	550,223
TripAdvisor, Inc.*	1,662	74,275
		2,270,010

Internet Software & Services - 2.9%
Akamai Technologies, Inc.*	2,978	94,551
AOL, Inc.*	1,552	43,580
eBay, Inc.*	18,382	772,228
Equinix, Inc.*	776	136,304
Google, Inc.*	4,281	2,483,280
Monster Worldwide, Inc.*	1,994	16,949
Rackspace Hosting, Inc.*	1,869	82,124
VistaPrint NV*	639	20,640
WebMD Health Corp.*	804	16,490
Yahoo!, Inc.*	19,032	301,277
		3,967,423

IT Services - 5.9%
Alliance Data Systems Corp.*	818	110,430
Amdocs Ltd.*	2,899	86,158
Automatic Data Processing, Inc.	8,200	456,412
Broadridge Financial Solutions, Inc.	1,997	42,476
Cognizant Technology Solutions Corp.*	5,053	303,180
Computer Sciences Corp.	2,549	63,266
Convergys Corp.	1,693	25,006
CoreLogic, Inc.*	1,806	33,068
DST Systems, Inc.	564	30,631
Fidelity National Information Services, Inc.	4,166	141,977
Fiserv, Inc.*	2,265	163,578
Gartner, Inc.*	1,444	62,164
Genpact Ltd.*	1,695	28,188
Global Payments, Inc.	1,299	56,156
International Business Machines Corp.	18,269	3,573,051
Iron Mountain, Inc.	2,593	85,465
Jack Henry & Associates, Inc.	1,429	49,329
Lender Processing Services, Inc.	1,333	33,698
MasterCard, Inc.	1,756	755,273
NeuStar, Inc.*	1,042	34,803
Paychex, Inc.	5,396	169,488
Teradata Corp.*	2,804	201,916
Total System Services, Inc.	3,134	74,997
VeriFone Systems, Inc.*	1,728	57,180
Visa, Inc.	8,684	1,073,603
Western Union Co.	10,276	173,048
Wright Express Corp.*	620	38,266
		7,922,807

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,922	65,098
Mattel, Inc.	5,638	182,897
Polaris Industries, Inc.	1,058	75,626
		323,621

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc.	5,746	225,473
Bio-Rad Laboratories, Inc.*	322	32,203
Illumina, Inc.*	1,997	80,659
Life Technologies Corp.*	2,967	133,485
Mettler-Toledo International, Inc.*	520	81,042
Techne Corp.	594	44,075
Thermo Fisher Scientific, Inc.	6,095	316,392
Waters Corp.*	1,492	118,569
		1,031,898

Machinery - 2.3%
Actuant Corp.	1,139	30,935
AGCO Corp.*	1,601	73,214
CLARCOR, Inc.	825	39,732
Cummins, Inc.	2,853	276,484
Deere & Co.	6,669	539,322
Donaldson Co., Inc.	2,274	75,883
Dover Corp.	3,047	163,350
Eaton Corp.	5,564	220,501
Gardner Denver, Inc.	825	43,651
Graco, Inc.	1,009	46,495
Harsco Corp.	1,332	27,146
IDEX Corp.	1,355	52,818
Illinois Tool Works, Inc.	6,911	365,523
Lincoln Electric Holdings, Inc.	1,399	61,262
Middleby Corp.*	301	29,983
Nordson Corp.	974	49,956
PACCAR, Inc.	5,964	233,729
Pall Corp.	1,918	105,126
Parker Hannifin Corp.	2,518	193,584
Pentair, Inc.	1,631	62,435
Robbins & Myers, Inc.	613	25,636
Snap-on, Inc.	965	60,071
SPX Corp.	832	54,346
Stanley Black & Decker, Inc.	2,814	181,109
Terex Corp.*	1,818	32,415
The Toro Co.	475	34,813
Valmont Industries, Inc.	362	43,791
Woodward, Inc.	942	37,152
		3,160,462

Marine - 0.1%
Kirby Corp.*	902	42,466
Matson, Inc.	679	36,157
		78,623

Media - 2.7%
CBS Corp., Class B	10,084	330,554
DIRECTV*	10,871	530,722
Discovery Communications, Inc.*	2,411	130,194
DISH Network Corp.	3,446	98,383
DreamWorks Animation SKG, Inc.*	1,133	21,595
Gannett Co., Inc.	3,899	57,432
John Wiley & Sons, Inc.	835	40,907
Lamar Advertising Co.*	916	26,198
Liberty Global, Inc.*	2,281	113,206
Liberty Media Corp. - Liberty Capital*	1,950	171,424
Madison Square Garden Co.*	992	37,140
McGraw-Hill Co.'s, Inc.	4,619	207,855
Omnicom Group, Inc.	4,524	219,866
Scripps Networks Interactive, Inc.	1,415	80,457
Time Warner Cable, Inc.	5,186	425,771
Time Warner, Inc.	15,932	613,382
Valassis Communications, Inc.*	709	15,421
Viacom, Inc., Class B	8,146	383,025
Virgin Media, Inc.	4,610	112,438
Washington Post Co., Class B	81	30,279
		3,646,249

Metals & Mining - 0.1%
Compass Minerals International, Inc.	543	41,420
Reliance Steel & Aluminum Co.	1,245	62,873
		104,293

Multiline Retail - 1.0%
Big Lots, Inc.*	1,087	44,339
Dillard's, Inc.	598	38,081
Dollar Tree, Inc.*	3,848	207,022
Family Dollar Stores, Inc.	1,837	122,124
Kohl's Corp.	3,752	170,678
Nordstrom, Inc.	2,707	134,511
Target Corp.	9,942	578,525
		1,295,280

Multi-Utilities - 0.5%
CMS Energy Corp.	4,341	102,013
Consolidated Edison, Inc.	4,837	300,813
Integrys Energy Group, Inc.	1,273	72,396
MDU Resources Group, Inc.	2,882	62,280
NiSource, Inc.	4,715	116,696
		654,198

Office Electronics - 0.2%
Xerox Corp.	22,368	176,036
Zebra Technologies Corp.*	850	29,206
		205,242

Oil, Gas & Consumable Fuels - 1.6%
Bill Barrett Corp.*	678	14,523
Chesapeake Energy Corp.	10,973	204,098
Cimarex Energy Co.	1,419	78,215
Comstock Resources, Inc.*	733	12,036
Denbury Resources, Inc.*	6,499	98,200
Energen Corp.	1,200	54,156
EOG Resources, Inc.	4,469	402,702
EQT Corp.	2,483	133,163
EXCO Resources, Inc.	2,442	18,535
Pioneer Natural Resources Co.	2,028	178,890
Plains Exploration & Production Co.*	2,139	75,250
QEP Resources, Inc.	2,885	86,463
Range Resources Corp.	2,681	165,873
SM Energy Co.	1,039	51,025
Southwestern Energy Co.*	5,763	184,013
Spectra Energy Corp.	10,782	313,325
Whiting Petroleum Corp.*	1,943	79,896
World Fuel Services Corp.	1,175	44,685
		2,195,048

Paper & Forest Products - 0.1%
Domtar Corp.	604	46,333
MeadWestvaco Corp.	2,869	82,483
Resolute Forest Products*	1,186	13,734
		142,550

Personal Products - 0.2%
Avon Products, Inc.	7,171	116,242
Estee Lauder Co.'s, Inc.	3,883	210,148
		326,390

Pharmaceuticals - 3.7%
Allergan, Inc.	5,103	472,385
Bristol-Myers Squibb Co.	28,034	1,007,822
Endo Health Solutions, Inc.*	1,934	59,915
Hospira, Inc.*	2,736	95,705
Johnson & Johnson	45,397	3,067,022
Medicis Pharmaceutical Corp.	1,027	35,072
Perrigo Co.	1,402	165,338
Salix Pharmaceuticals Ltd.*	882	48,016
		4,951,275

Professional Services - 0.3%
FTI Consulting, Inc.*	686	19,723
IHS, Inc.*	800	86,184
Manpower, Inc.	1,347	49,368
Robert Half International, Inc.	2,372	67,768
The Dun & Bradstreet Corp.	777	55,299
Towers Watson & Co.	972	58,223
Verisk Analytics, Inc.*	2,287	112,658
		449,223

Real Estate Investment Trusts - 0.3%
American Tower Corp.	6,544	457,491

Real Estate Management & Development - 0.2%
Brookfield Office Properties, Inc.	4,299	74,889
CBRE Group, Inc.*	4,973	81,358
Forest City Enterprises, Inc.*	2,147	31,346
Howard Hughes Corp.*	406	25,026
Jones Lang LaSalle, Inc.	701	49,329
The St. Joe Co.*	1,462	23,114
		285,062

Road & Rail - 0.3%
Avis Budget Group, Inc.*	1,687	25,643
Con-way, Inc.	885	31,957
Genesee & Wyoming, Inc.*	665	35,139
Hertz Global Holdings, Inc.*	3,925	50,240
JB Hunt Transport Services, Inc.	1,613	96,135
Kansas City Southern	1,821	126,669
Landstar System, Inc.	778	40,238
Old Dominion Freight Line, Inc.*	877	37,965
Ryder System, Inc.	822	29,600
		473,586

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	9,726	55,730
Altera Corp.	5,377	181,958
Analog Devices, Inc.	4,957	186,730
Applied Materials, Inc.	21,429	245,576
Atmel Corp.*	7,364	49,339
Cavium, Inc.*	778	21,784
Cypress Semiconductor Corp.*	2,471	32,667
Fairchild Semiconductor International, Inc.*	2,117	29,850
First Solar, Inc.*	892	13,433
Hittite Microwave Corp.*	453	23,157
Intel Corp.	83,500	2,225,275
Intersil Corp.	1,948	20,746
KLA-Tencor Corp.	2,785	137,161
Lam Research Corp.*	3,227	121,787
Linear Technology Corp.	3,541	110,939
LSI Corp.*	9,207	58,649
Marvell Technology Group Ltd.	8,161	92,056
Microchip Technology, Inc.	3,163	104,632
Micron Technology, Inc.*	16,554	104,456
NVIDIA Corp.*	10,252	141,683
Omnivision Technologies, Inc.*	957	12,785
ON Semiconductor Corp.*	7,529	53,456
PMC - Sierra, Inc.*	3,872	23,774
Semtech Corp.*	1,056	25,682
Silicon Laboratories, Inc.*	721	27,326
Skyworks Solutions, Inc.*	3,145	86,079
Teradyne, Inc.*	3,006	42,264
Texas Instruments, Inc.	18,964	544,077
TriQuint Semiconductor, Inc.*	2,648	14,564
Xilinx, Inc.	4,359	146,332
		4,933,947

Software - 5.1%
Adobe Systems, Inc.*	8,223	266,178
ANSYS, Inc.*	1,544	97,442
Ariba, Inc.*	1,662	74,391
Autodesk, Inc.*	3,761	131,597
BMC Software, Inc.*	2,513	107,255
CA, Inc.	6,065	164,301
Cadence Design Systems, Inc.*	4,558	50,092
Check Point Software Technologies Ltd.*	2,788	138,257
Citrix Systems, Inc.*	3,126	262,396
Compuware Corp.*	3,562	33,091
Concur Technologies, Inc.*	776	52,846
Electronic Arts, Inc.*	5,453	67,345
FactSet Research Systems, Inc.	686	63,757
Fortinet, Inc.*	2,062	47,880
Informatica Corp.*	1,796	76,079
Intuit, Inc.	4,544	269,686
MICROS Systems, Inc.*	1,341	68,659
Microsoft Corp.	124,032	3,794,139
Nuance Communications, Inc.*	3,867	92,112
Parametric Technology Corp.*	1,960	41,082
Progress Software Corp.*	985	20,557
Red Hat, Inc.*	3,213	181,470
Rovi Corp.*	1,757	34,472
Salesforce.com, Inc.*	2,078	287,304
Solera Holdings, Inc.	1,153	48,184
Symantec Corp.*	12,146	177,453
Synopsys, Inc.*	2,419	71,191
TIBCO Software, Inc.*	2,717	81,293
VMware, Inc.*	1,395	127,001
		6,927,510

Specialty Retail - 3.5%
Aaron's, Inc.	1,195	33,830
Advance Auto Parts, Inc.	1,215	82,887
American Eagle Outfitters, Inc.	3,245	64,024
ANN, Inc.*	833	21,233
Ascena Retail Group, Inc.*	2,118	39,437
Bed Bath & Beyond, Inc.*	3,880	239,784
Best Buy Co., Inc.	4,583	96,060
CarMax, Inc.*	3,748	97,223
Chico's FAS, Inc.	2,799	41,537
GameStop Corp.	2,190	40,208
Limited Brands, Inc.	4,155	176,712
Lowe's Co.'s, Inc.	19,898	565,899
O'Reilly Automotive, Inc.*	2,107	176,503
PetSmart, Inc.	1,798	122,588
Ross Stores, Inc.	3,760	234,887
Sally Beauty Holdings, Inc.*	2,594	66,770
Signet Jewelers Ltd.	1,416	62,318
Staples, Inc.	11,409	148,887
The Gap, Inc.	5,691	155,706
The Home Depot, Inc.	25,585	1,355,749
Tiffany & Co.	2,070	109,608
TJX Co.'s, Inc.	12,309	528,425
Tractor Supply Co.	1,185	98,426
Ulta Salon Cosmetics & Fragrance, Inc.	960	89,645
Williams-Sonoma, Inc.	1,484	51,896
		4,700,242

Textiles, Apparel & Luxury Goods - 0.6%
CROCS, Inc.*	1,437	23,208
Deckers Outdoor Corp.*	609	26,802
Fossil, Inc.*	859	65,748
Hanesbrands, Inc.*	1,599	44,340
Nike, Inc., Class B	6,114	536,687
PVH Corp.	1,074	83,546
Under Armour, Inc.*	679	64,152
Wolverine World Wide, Inc.	790	30,636
		875,119

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	2,696	32,029
Hudson City Bancorp, Inc.	8,030	51,151
New York Community Bancorp, Inc.	7,227	90,554
People's United Financial, Inc.	5,965	69,254
Washington Federal, Inc.	1,789	30,216
		273,204

Trading Companies & Distributors - 0.4%
Fastenal Co.	4,909	197,882
MSC Industrial Direct Co., Inc.	769	50,408
W.W. Grainger, Inc.	981	187,606
Watsco, Inc.	402	29,668
WESCO International, Inc.*	702	40,400
		505,964

Water Utilities - 0.0%
Aqua America, Inc.	2,297	57,333

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	4,376	256,696
MetroPCS Communications, Inc.*	5,131	31,042
NII Holdings, Inc.*	2,727	27,897
SBA Communications Corp.*	2,012	114,785
Telephone & Data Systems, Inc.	1,620	34,490
		464,910

Total Equity Securities (Cost $107,351,555)		130,860,647

U.S. TREASURY - 0.5%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.10%, 12/13/12^	$650,000	649,583

Total U.S. Treasury (Cost $649,583)		649,583

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.128%, 7/2/12	3,180,734	3,180,734

Total Time Deposit (Cost $3,180,734)		3,180,734

TOTAL INVESTMENTS (Cost $111,181,872) - 99.7%		134,690,964
Other assets and liabilities, net - 0.3%		377,591
NET ASSETS - 100%		$135,068,555

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	21	9/12	$1,096,095	$37,864
E-Mini S&P 500 Index^	43	9/12	2,916,260	106,448
Total Purchased				$144,312

^ Futures collateralized by $650,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  As of June 30, 2012, the Fund offered four classes of shares of capital stock – Classes A, B, C, and I.  Subsequent to quarter-end, on July 13, 2012, the Fund began offering Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$130,860,647	-	-	$130,860,647
U.S. government obligations	-	$649,583	-	649,583
Other debt obligations	-	3,180,734	-	3,180,734
TOTAL	$130,860,647	$3,830,317	-	$134,690,964

Other financial instruments**	$144,312	-	-	$144,312

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.  The Fund’s futures contracts at period end are presented in the Schedule of Investments.

During the nine month period ending June 30, 2012, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index Futures.  The volume of activity has varied throughout the period with a weighted average of 31 contracts and $147,333 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2012 and capital loss carryforwards as of September 30, 2011, with expiration dates:

Federal income tax cost of investments	$114,789,433
Unrealized appreciation	$32,327,170
Unrealized depreciation	(12,425,639)
Net unrealized appreciation/ (depreciation)	$19,901,531

CAPITAL LOSS CARRYFORWARDS

Expiration Date
30-Sep-2012	($900,355)
30-Sep-2014	(534,245)
30-Sep-2017	(864,557)
30-Sep-2018	(2,870,112)

Capital losses may be utilized to offset future capital gains until expiration.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012